Related party transactions - Disclosure of Transactions Between Related Parties (Details) € in Thousands	12 Months Ended
Dec. 31, 2021 EUR (€)
Related party transactions [abstract]
Collection	€ 5,317
Receivables	988
Payments	(13,030)
Liabilities	(9,522)
Net collection (payments)	(7,713)
Net receivables (liabilities)	€ (8,534)